Nationwide Life Insurance Company: • Nationwide Variable Account - 9

Prospectus supplement dated May 3, 2010 to
Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
“Appendix A: Underlying Mutual Funds” is amended to reflect that the following underlying mutual funds assess (or reserve the right to assess) a short-term trading fee (see “Short-Term Trading Fees” in your prospectus):

Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class III

2.	“Appendix A: Underlying Mutual Funds” is amended to reflect that the following underlying mutual funds do not assess (or reserve the right to assess) a short-term trading fee:

Fidelity Variable Insurance Products Fund – VIP Growth Portfolio: Service Class
Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Large Cap Value Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Value Fund: Class II
Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class I
Nationwide Variable Insurance Trust – NVIT Nationwide Fund: Class I
Nationwide Variable Insurance Trust – Oppenheimer NVIT Large Cap Growth Fund: Class I
Nationwide Variable Insurance Trust – Van Kampen NVIT Comstock Value Fund: Class I